Risk Management - ECL under 100% weighted scenarios for modelled portfolios (Details) £ in Millions	12 Months Ended
	Dec. 31, 2023 GBP (£) economic_scenario	Dec. 31, 2022 GBP (£)
Disclosure of nature and extent of risks arising from financial instruments [line items]
Expected credit loss rate	100.00%
Financial assets	£ (1,168,147)	£ (1,187,698)
Retail mortgages
Disclosure of nature and extent of risks arising from financial instruments [line items]
Expected credit loss rate	4.30%	3.30%
Retail mortgages | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ (8,002)	£ (11,405)
Retail credit cards
Disclosure of nature and extent of risks arising from financial instruments [line items]
Expected credit loss rate	10.20%	8.20%
Retail credit cards | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ (24,511)	£ (25,402)
Corporate loans
Disclosure of nature and extent of risks arising from financial instruments [line items]
Expected credit loss rate	0.80%	0.80%
Corporate loans | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ (110,322)	£ (110,673)
Accumulated impairment
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	4,514	4,352
Accumulated impairment | ECL collectively assessed
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	3,998	3,612
Accumulated impairment | Retail mortgages | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	(360)	(393)
Accumulated impairment | Retail credit cards | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	(2,776)	(2,276)
Accumulated impairment | Corporate loans | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ (836)	(872)
Credit risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Number of economic scenarios | economic_scenario	5
Credit risk | Accumulated impairment | Retail mortgages | ECL collectively assessed | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 346	346
Credit risk | Accumulated impairment | Retail credit cards | ECL collectively assessed | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	2,866	2,335
Credit risk | Accumulated impairment | Corporate loans | ECL collectively assessed | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 786	851
Baseline | Retail mortgages
Disclosure of nature and extent of risks arising from financial instruments [line items]
Weighted expected credit loss, uplift percentage	0.60%
Baseline | Corporate loans
Disclosure of nature and extent of risks arising from financial instruments [line items]
Weighted expected credit loss, uplift percentage	4.10%
Baseline | Accumulated impairment
Disclosure of nature and extent of risks arising from financial instruments [line items]
Weighted expected credit loss, uplift percentage	0.90%
Baseline | Accumulated impairment | Retail mortgages | ECL collectively assessed | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 344	342
Baseline | Accumulated impairment | Retail credit cards | ECL collectively assessed | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	2,863	2,337
Baseline | Accumulated impairment | Corporate loans | ECL collectively assessed | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	755	800
Downside 2 | Accumulated impairment | Retail mortgages | ECL collectively assessed | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	374	386
Downside 2 | Accumulated impairment | Retail credit cards | ECL collectively assessed | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	3,057	2,541
Downside 2 | Accumulated impairment | Corporate loans | ECL collectively assessed | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 1,138	£ 1,519